Commitments and Contingencies (Tables) (Marketing Analysts, LLC and Affiliate)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Schedule of Concentration of Credit Risk

For the three months ended March 31	2018	2017
Customers that account for at least 5% of annual revenues	6	3
Percentage of revenues accounted for by such customers	86%	82%
Range of quarterly revenues associated by such customers	6-46%	17-45

As of March 31, 2018 and December 31, 2017
Customers accounting for at least 5% of accounts receivables	5	4
Total accounts receivable from these customers	96%	94%
Range of total accounts receivable from these customers	11-29%	11-49%

For the year ended	2017	2016
Customers that account for at least 5% of annual revenues	4	4
Percentage of revenues accounted for by such customers	80%	86%
Range of annual revenues associated with such customers	9-36%	8-36%

As of December 31,
Customers accounting for at least 5% of accounts receivables	4	4
Total accounts receivable from these customers	94%	86%
Range of total accounts receivable from these customers	11-49%	5-29%

Schedule of Future Minimum Lease Payments	Future minimum lease payments, not including reimbursement of property expenses, are as follows:
2018	$434,445
2019	$434,445

Marketing Analysts, LLC and Affiliate [Member]
Schedule of Concentration of Credit Risk

For the year ended	2017	2016
Customers that account for at least 5% of annual revenues	5	6
Percentage of revenues accounted for by such customers	45%	41%
Range of annual revenues associated with such customers	6-13%	5-9%

As of December 31,
Customers accounting for at least 5% of accounts receivables	7	8
Total accounts receivable from these customers	86%	74%
Range of total accounts receivable from these customers	5-25%	6-22%

Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:
2018	$44,915
2019	$45,749
2020	$34,355